On letterhead of SIGNAL ADVANCE, INC.



November 28, 2012

Amended Confidential Draft Registration Statement
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


The registrant is submitting an ammended confidential draft registration statement (DRS/A) along with the required exhibits.

In additon, response to SEC coments regarding the first draft registration statement is being submitted under a speerate cover.



With regards,


 /s/ Chris M. Hymel
-------------------------
 Chris M. Hymel.

2520 County Road 81
Rosharon, TX 77583
713 510 7445 (Office)
832 646 5564 (Cell)
chymel@signaladvance.com